Intangibles and goodwill (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Above	Option for
	market	time
	time	charter	Total
(in thousands of U.S. dollars)	charter	extension	intangibles	Goodwill	Total
Historical cost December 31, 2016	$11,000	8,000	19,000	251	$19,251
Accumulated amortization, December 31, 2016	(3,010)	—	(3,010)	—	(3,010)
Intangibles and goodwill, December 31, 2016	7,990	8,000	15,990	251	16,241
Additions	11,760	—	11,760	—	11,760
Historical cost March 31, 2017	22,760	8,000	30,760	251	31,011
Amortization for the period	(895)	—	(895)	—	(895)
Accumulated amortization, March 31, 2017	(3,905)	—	(3,905)	—	(3,905)
Intangibles and goodwill, March 31, 2017	$18,855	8,000	26,855	251	$27,106

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for the intangibles.

Total
April - December, 2017	$2,736
2018	3,631
2019	3,631
2020	3,053
2021	2,755
2022	2,755
2023 and thereafter	$8,294